Document and Entity Information	Feb. 11, 2020
Cover [Abstract]
Entity Registrant Name	UMB FINANCIAL CORP
Entity Incorporation State Country Code	MO
Amendment Flag	false
Entity Central Index Key	0000101382
Document Type	8-K
Document Period End Date	Feb. 11, 2020
Entity File Number	001-38481
Entity Tax Identification Number	43-0903811
Entity Address, Address Line One	1010 Grand Blvd.
Entity Address, City or Town	Kansas City
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	64106
City Area Code	(816)
Local Phone Number	860-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $1.00 Par Value
Trading Symbol	UMBF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false